Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 47,402	$ 9,170
Short-term investments	54,878
Prepaid expenses	556	71
Other current assets	419	6
Total current assets	103,255	9,247
Property and equipment, net	12,425	4,625
Restricted cash	301	150
Other assets	181	24
Total assets	116,162	14,046
Current liabilities:
Accounts payable	4,565	1,489
Clinical trial accrual	1,244	534
Accrued liabilities	3,025	2,580
Current portion of capital lease obligation	304	73
Total current liabilities	9,138	4,676
Deferred rent	74	67
Lease incentive	92	184
Capital lease obligation	127
Long-term debt, net of discount	9,959
Total liabilities	19,390	7,594
Commitments and contingencies (Note 12)
Shareholders' equity (deficit):
Convertible preferred stock	0	0
Common stock, par $0.001; 250,000,000 and 49,574,865 shares authorized December 31, 2014 and 2013, respectively; 20,898,212 and 1,628,997 shares issued and outstanding at December 31, 2014 and 2013, respectively	21	2
Additional paid-in capital	211,059	3,854
Accumulated deficit	(114,278)	(50,234)
Accumulated other comprehensive loss	(30)
Total shareholders' equity (deficit)	96,772	(45,182)
Total liabilities and shareholders' equity (deficit)	116,162	14,046
Series B Preferred Stock [Member]
Current liabilities:
Series B redeemable preferred stock warrant liability		2,667
Shareholders' equity (deficit):
Convertible preferred stock		8,387
Series C Preferred Stock [Member]
Shareholders' equity (deficit):
Convertible preferred stock		43,247
Series A Preferred Stock [Member]
Shareholders' equity (deficit):
Convertible preferred stock		$ 1,196